Note 21 - Restatement (Unaudited)	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Error Correction [Text Block]

21. Restatement (Unaudited)

Restatement of Previously Issued Unaudited Interim Condensed Consolidated Financial Statements

In connection with the Company’s year-end financial statement close and preparation of its Annual Report on Form 10-K for the year ended December 31, 2022, an error in the earnings per share calculations was identified in the interim financial statements (the “Prior Period Financial Statements”) for the three and six months ended June 30, 2022 and nine months ended September 30, 2022 (the “Interim Periods”). The error in the earnings per share calculation was due to the Company not properly applying the two-class method of calculating earnings per share with respect to, or disclose that, the warrants issued in November 2021 are participating securities. The financial statements for the year ended December 31, 2021 and the three months ended March 31, 2022, did not require the application of the two-class method of calculating earnings per share, and therefore were not impacted by the issuance of the warrants in November 2021.

The error has no impact on the Company’s cash balance, liquidity, revenues, operating expenses, or total net income. Further, there is no impact to the Company’s balance sheet accounts or cash flows.

On March 30, 2023, the Company’s management and the Audit Committee of the Company determined that the Company’s Prior Period Financial Statements for the Interim Periods, should no longer be relied upon because of the error in the earnings per share calculations. The Company’s management and the Audit Committee concluded that it is appropriate to restate the Prior Period Financial Statements for the Interim Periods noted above.

The following tables present the impact of the error on basic and diluted EPS for the three and six months ended June 30, 2022, and the nine months ended September 30, 2022 (amounts in thousands, except per share data, 1-for-20 reverse stock split adjusted).

	Three Months Ended June 30, 2022
	As Previously Reported	Adjustment	As Restated
Basic net income per common share:
Net income	$70,663	$—	$70,663
Income allocated to participating securities	—	(7,511)	(7,511)
Net income attributable to Common Shareholders, basic	$70,663	$(7,511)	$63,152
Net income attributable to Common Shareholders per share, basic	$9.60	$(1.02)	$8.58
Shares used in computing net income attributable to Common Shareholders per share, basic	7,356,952	—	7,356,952

Diluted net income (loss) per common share:
Net income	$70,663	$—	$70,663
Income allocated to participating securities	—	(7,508)	(7,508)
Net income attributable to Common Shareholders, diluted	$70,663	$(7,508)	$63,155
Net income attributable to Common Shareholders per share, diluted	$9.60	$(1.02)	$8.58
Shares used in computing net income attributable to Common Shareholders per share, diluted	7,360,453	—	7,360,453

	Six Months Ended June 30, 2022
	As Previously Reported	Adjustment	As Restated
Basic net income per common share:
Net income	$61,989	$—	$61,989
Income allocated to participating securities	—	(6,619)	(6,619)
Net income attributable to Common Shareholders, basic	$61,989	$(6,619)	$55,370
Net income attributable to Common Shareholders per share, basic	$8.47	$(0.91)	$7.56
Shares used in computing net income attributable to Common Shareholders per share, basic	7,319,279	—	7,319,279

Diluted net income per common share:
Net income	$61,989	$—	$61,989
Income allocated to participating securities	—	(6,618)	(6,618)
Net income attributable to Common Shareholders, diluted	$61,989	$(6,618)	$55,371
Net income attributable to Common Shareholders per share, diluted	$8.47	$(0.91)	$7.56
Shares used in computing net income attributable to Common Shareholders per share, diluted	7,321,022	—	7,321,022

	Nine Months Ended September 30, 2022
	As Previously Reported	Adjustment	As Restated
Basic net income per common share:
Net income	$55,239	$—	$55,239
Deemed dividend related to Series A Redeemable Convertible Preferred Stock	(186)	—	(186)
Income allocated to participating securities	(129)	(5,851)	(5,980)
Net income attributable to Common Shareholders, basic	$54,924	$(5,851)	$49,073
Net income attributable to Common Shareholders per share, basic	$7.48	$(0.79)	$6.69
Shares used in computing net income attributable to Common Shareholders per share, basic	7,338,853	—	7,338,853

Diluted net income per common share:
Net income	$55,239	$—	$55,239
Deemed dividend related to Series A Redeemable Convertible Preferred Stock	(186)	—	(186)
Income allocated to participating securities	(129)	(5,846)	(5,975)
Net income attributable to Common Shareholders, diluted	$54,924	$(5,846)	$49,078
Net income attributable to Common Shareholders per share, diluted	$7.46	$(0.78)	$6.68
Shares used in computing net income attributable to Common Shareholders per share, diluted	7,367,293	(21,339)	7,345,954